Pay vs Performance Disclosure - USD ($)	5 Months Ended	7 Months Ended	12 Months Ended
	May 27, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table. Below is the tabular disclosure for the Company’s CEO and the average of our NEOs other than the CEO for 2024, 2023, 2022, 2021 and 2020.

	Summary Compensation Table Total for CEO(1) ($)			Compensation Actually Paid (CAP) to CEO(2) ($)			Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2) ($)	Value of Initial Fixed $100 Investment Based On:
Year (a)	Bloomquist	Consiglio	Boynton	Bloomquist	Consiglio	Boynton			Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return ($)	Net Income (Loss) ($millions)	Adjusted EBITDA [Company Selected Measure] ($millions)(4)
2024	3,669,650	-	-	8,177,479	-	-	1,182,241	2,129,782	214.84	151.67	(38.744)	222
2023	3,732,138	-	-	(1,199,645)	-	-	1,127,116	(247,468)	105.47	151.73	(101.835)	139
2022	3,164,731	7,992,927	-	6,344,838	5,047,378	-	1,641,145	2,800,039	250.00	134.82	(14.919)	177
2021	-	-	5,665,507	-	-	3,806,923	1,336,480	926,166	148.70	153.67	66.414	127
2020	-	-	5,579,824	-	-	8,221,626	829,928	1,631,787	169.79	120.73	0.555	100

(1)
For 2024, the CEO was Mr. Bloomquist; other NEOs included Messrs. Moeltner, Hicks, Osborne and Slaughter. For 2023, the CEO was Mr. Bloomquist; other NEOs included Messrs. Moeltner, Hicks, Osborne and Slaughter. For 2022, CEOs were Mr. Bloomquist and Vito Consiglio; other NEOs were Messrs. Moeltner, Hicks, William Manzer and James Posze. For 2021, the CEO was Paul Boynton; other NEOs included Messrs. Moeltner, Hicks, Manzer and Posze. For 2020, the CEO was Mr. Boynton and other NEOs were Messrs. Moeltner, Frank Ruperto, Manzer and Posze.

(2)
The dollar amounts reported represent CAP, as computed in accordance with SEC rules. The fair value of option awards was determined using a Black-Sholes option-pricing model. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:

CEO Reconciliation Table:

Fiscal Year	SCT Total for CEO ($)	Minus SCT Change in Pension Value for CEO ($)	Plus Pension Value Service Cost ($)	Minus SCT Equity for CEO ($)	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year ($)	CEO CAP ($)
2024: Bloomquist	3,669,650	0	0	1,142,011	2,897,023	2,752,817	0	8,177,479
2023: Bloomquist	3,732,138	0	0	2,071,527	726,039	(3,586,295)	0	(1,199,645)
2022: Bloomquist	3,164,731	0	0	1,681,313	4,861,420	0	0	6,344,838
2022: Consiglio	7,992,927	0	0	2,945,549	0	0	0	5,047,378
2021: Boynton	5,665,507	482,722	692,856	2,683,305	1,424,287	(1,724,836)	915,136	3,806,923
2020: Boynton	5,579,824	2,284,996	637,218	1,069,501	4,728,795	958,644	(328,358)	8,221,626
“EOY” = End of Year and “BOY” = Beginning of Year
Average Other NEOs:

Fiscal Year	SCT Total for Average Other NEOs	Minus SCT Change in Pension Value for Average Other NEOs	Plus Pension Value Service Cost	Minus SCT Equity for Average Other NEOs	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	CAP for Average Other NEOs
2024	1,182,241	0	0	224,107	535,511	518,573	117,564	2,129,782
2023	1,127,116	0	0	461,054	201,096	(973,198)	(141,428)	(247,468)
2022	1,641,145	0	0	780,079	1,456,652	457,703	24,618	2,800,039
2021	1,336,480	0	0	628,263	456,337	(288,141)	49,753	926,166
2020	829,928	0	0	211,313	934,317	121,226	(42,371)	1,631,787
“EOY” = End of Year and “BOY” = Beginning of Year
(3)	Reflects TSR indexed to $100 for the S&P 600 Materials Index, which is an industry line peer group reported in the performance graph included in the Company’s 2024 Annual Report on Form 10-K.
(4)	Reconciliations of GAAP to non-GAAP financial measures are provided in Appendix F.

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
For 2024, the CEO was Mr. Bloomquist; other NEOs included Messrs. Moeltner, Hicks, Osborne and Slaughter. For 2023, the CEO was Mr. Bloomquist; other NEOs included Messrs. Moeltner, Hicks, Osborne and Slaughter. For 2022, CEOs were Mr. Bloomquist and Vito Consiglio; other NEOs were Messrs. Moeltner, Hicks, William Manzer and James Posze. For 2021, the CEO was Paul Boynton; other NEOs included Messrs. Moeltner, Hicks, Manzer and Posze. For 2020, the CEO was Mr. Boynton and other NEOs were Messrs. Moeltner, Frank Ruperto, Manzer and Posze.

Peer Group Issuers, Footnote
(3)	Reflects TSR indexed to $100 for the S&P 600 Materials Index, which is an industry line peer group reported in the performance graph included in the Company’s 2024 Annual Report on Form 10-K.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported represent CAP, as computed in accordance with SEC rules. The fair value of option awards was determined using a Black-Sholes option-pricing model. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:

CEO Reconciliation Table:

Fiscal Year	SCT Total for CEO ($)	Minus SCT Change in Pension Value for CEO ($)	Plus Pension Value Service Cost ($)	Minus SCT Equity for CEO ($)	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY ($)	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year ($)	CEO CAP ($)
2024: Bloomquist	3,669,650	0	0	1,142,011	2,897,023	2,752,817	0	8,177,479
2023: Bloomquist	3,732,138	0	0	2,071,527	726,039	(3,586,295)	0	(1,199,645)
2022: Bloomquist	3,164,731	0	0	1,681,313	4,861,420	0	0	6,344,838
2022: Consiglio	7,992,927	0	0	2,945,549	0	0	0	5,047,378
2021: Boynton	5,665,507	482,722	692,856	2,683,305	1,424,287	(1,724,836)	915,136	3,806,923
2020: Boynton	5,579,824	2,284,996	637,218	1,069,501	4,728,795	958,644	(328,358)	8,221,626
“EOY” = End of Year and “BOY” = Beginning of Year

Non-PEO NEO Average Total Compensation Amount			$ 1,182,241	$ 1,127,116	$ 1,641,145	$ 1,336,480	$ 829,928
Non-PEO NEO Average Compensation Actually Paid Amount			$ 2,129,782	(247,468)	2,800,039	926,166	1,631,787
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported represent CAP, as computed in accordance with SEC rules. The fair value of option awards was determined using a Black-Sholes option-pricing model. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with SEC rules, the following adjustments were made to SCT total compensation to determine the CAP values:

Average Other NEOs:

Fiscal Year	SCT Total for Average Other NEOs	Minus SCT Change in Pension Value for Average Other NEOs	Plus Pension Value Service Cost	Minus SCT Equity for Average Other NEOs	Plus EOY Fair Value of Equity Awards Granted During Fiscal Year that are Outstanding and Unvested at EOY	Plus Change from BOY to EOY in Fair Value of Awards Granted in Any Prior Fiscal Year that are Outstanding and Unvested at EOY	Plus Change in Fair Value from BOY to Vesting Date of Awards Granted in Any Prior Fiscal Year that Vested During the Fiscal Year	CAP for Average Other NEOs
2024	1,182,241	0	0	224,107	535,511	518,573	117,564	2,129,782
2023	1,127,116	0	0	461,054	201,096	(973,198)	(141,428)	(247,468)
2022	1,641,145	0	0	780,079	1,456,652	457,703	24,618	2,800,039
2021	1,336,480	0	0	628,263	456,337	(288,141)	49,753	926,166
2020	829,928	0	0	211,313	934,317	121,226	(42,371)	1,631,787
“EOY” = End of Year and “BOY” = Beginning of Year

Compensation Actually Paid vs. Total Shareholder Return
Relationship between Company TSR and Peer Group TSR and CAP and Company TSR. The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and the other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are aligned with the Company’s TSR, as intended. The graph below also illustrates the relationship between our TSR and the Peer Group TSR.

Compensation Actually Paid vs. Net Income
Relationship between CAP and GAAP Net Income. The graph reflects the relationship between the CEO and Average Other NEO CAP and our GAAP Net Income. GAAP Net Income is not used as a metric in our annual or long-term incentive plans.

Compensation Actually Paid vs. Company Selected Measure
Relationship between CAP and Adjusted EBITDA (our Company-Selected Measure). The graph below reflects the relationship between CEO and Average Other NEO CAP and Adjusted EBITDA. Annual Cash Incentive Program EBITDA determined 50% of business funding under our 2024 Annual Incentive Plan and is an important measure that, when combined with the other measures in the Annual Incentive Plan and equity incentive program awards, support long-term shareholder value creation. This internal metric is closely aligned with our Company Selected Metric, Adjusted EBITDA. The graph below reflects the relationship between the CEO and Average Other NEO CAP and our Adjusted EBITDA for each year.

Total Shareholder Return Vs Peer Group
Relationship between Company TSR and Peer Group TSR and CAP and Company TSR. The graphs below illustrate the relationship between our TSR and the Peer Group TSR, as well as the relationship between CAP and our TSR for the CEO and the other NEOs. For reference, SCT total compensation values for each year are also shown. As the graphs below illustrate, CAP amounts for our CEO and other NEOs are aligned with the Company’s TSR, as intended. The graph below also illustrates the relationship between our TSR and the Peer Group TSR.

Tabular List, Table
Metrics Used for Linking Pay and Performance. The following is a list of financial performance measures, which in our assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2024. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our performance stock units. Please see the CD&A for a further description of these metrics and how they are used in the Company’s executive compensation program.
•	Adjusted EBITDA
•	Relative TSR
•	Adjusted Operating Cash Flow
Adjusted EBITDA was the most heavily weighted financial performance metric under our 2024 Annual Incentive Plan and is an important top-line measure that, when combined with the other measures in the Annual Incentive Plan and performance share unit awards, support long-term shareholder value creation. Adjusted EBITDA is the Company-selected measure included in the table and graphs that follow.

Total Shareholder Return Amount			$ 214.84	105.47	250	148.7	169.79
Peer Group Total Shareholder Return Amount			151.67	151.73	134.82	153.67	120.73
Net Income (Loss)			$ (38,744,000)	$ (101,835,000)	$ (14,919,000)	$ 66,414,000	$ 555,000
Company Selected Measure Amount			222,000,000	139,000,000	177,000,000	127,000,000	100,000,000
PEO Name	Vito Consiglio	Mr. Bloomquist	Mr. Bloomquist	Mr. Bloomquist		Paul Boynton	Paul Boynton
Additional 402(v) Disclosure
Pay Versus Performance
Provided below is the Company’s “pay versus performance” disclosure as required pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act. As required by Item 402(v), we have included:
•
A list of the most important financial measures that our Compensation Committee used in 2024 to link a measure of pay calculated in accordance with Item 402(v) (referred to as “compensation actually paid,” or “CAP”) to Company performance;

•	A table that compares the total compensation of our CEO and other NEOs as presented in the SCT in this Proxy Statement to CAP and that compares CAP to specified performance measures; and
•	Graphs that describe:
○	The relationship between our TSR and the TSR of the S&P 600 Materials Index (Peer Group TSR); and
○	The relationships between CAP and our cumulative TSR, GAAP Net Income, and our Company selected measure, Adjusted EBITDA.
This disclosure had been prepared in accordance with Item 402(v) and does not necessarily reflect value actually realized by the NEOs or how our Compensation Committee evaluates compensation decisions in light of Company or individual performance. In particular, our Compensation Committee has not used CAP as a basis for making compensation decisions, nor does it use GAAP Net Income for purposes of determining incentive compensation. Please refer to our CD&A in this Proxy Statement for a discussion of our executive compensation program objectives and the ways in which we align executive compensation pay with performance.
Salary, Bonus, Non-Equity Incentive Plan Compensation, Nonqualified Deferred Compensation Earnings and All Other Compensation are each calculated in the same manner for purposes of both CAP and SCT. There are two primary differences between the calculation of CAP and SCT total compensation:

	SCT Total	CAP
Pension	Year over year change in the actuarial present value of pension benefits	Current year service cost and any prior year service cost (if a plan amendment occurred during the year)
Stock and Option Awards	Grant date fair value of stock and option awards granted during the year	Year over year change in the fair value of stock and option awards that are unvested as of the end of the year or vested or were forfeited during the year.(1)

(1)	Includes any dividends paid on equity awards in the fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award.

Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(4)	Reconciliations of GAAP to non-GAAP financial measures are provided in Appendix F.

Measure:: 2
Pay vs Performance Disclosure
Name			Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted Operating Cash Flow
De Lyle Bloomquist [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 3,669,650	$ 3,732,138	$ 3,164,731	$ 0	$ 0
PEO Actually Paid Compensation Amount			8,177,479	(1,199,645)	6,344,838	0	0
Vito Consiglio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	7,992,927	0	0
PEO Actually Paid Compensation Amount			0	0	5,047,378	0	0
Paul Boynton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			0	0	0	5,665,507	5,579,824
PEO Actually Paid Compensation Amount			0	0	0	3,806,923	8,221,626
PEO | De Lyle Bloomquist [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | De Lyle Bloomquist [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | De Lyle Bloomquist [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,142,011)	(2,071,527)	(1,681,313)
PEO | De Lyle Bloomquist [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,897,023	726,039	4,861,420
PEO | De Lyle Bloomquist [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,752,817	(3,586,295)	0
PEO | De Lyle Bloomquist [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Vito Consiglio [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Vito Consiglio [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Vito Consiglio [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,945,549)
PEO | Vito Consiglio [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Vito Consiglio [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Vito Consiglio [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Paul Boynton [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(482,722)	(2,284,996)
PEO | Paul Boynton [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						692,856	637,218
PEO | Paul Boynton [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,683,305)	(1,069,501)
PEO | Paul Boynton [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,424,287	4,728,795
PEO | Paul Boynton [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,724,836)	958,644
PEO | Paul Boynton [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						915,136	(328,358)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(224,107)	(461,054)	(780,079)	(628,263)	(211,313)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			535,511	201,096	1,456,652	456,337	934,317
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			518,573	(973,198)	457,703	(288,141)	121,226
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 117,564	$ (141,428)	$ 24,618	$ 49,753	$ (42,371)